Deferred compensation awards - Additional information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions			12 Months Ended
	May 25, 2026	May 14, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total cash paid to tax authorities			¥ 18,214	¥ 20,583	¥ 12,669
RSU [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Extending vesting period		4 years	7 years
Weighted-average grant date fair value per award			¥ 811	¥ 857	¥ 466
Aggregate value, outstanding			¥ 151,563
Total unrecognized compensation cost, based on fair value			¥ 16,425
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 9 months 18 days
Total number of RSU granded		29,736,800
Number shares delivered			43,567,027
Total value of units delivered			¥ 56,928	¥ 63,041	¥ 34,362
Total fair value of awards vested			56,751	62,719	36,607
Total cash paid to tax authorities			¥ 18,214	20,583	12,669
RSU [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period		1 year	1 year
RSUs allotment date from the date of the disposal decision		4 years
RSU [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period		3 years	3 years
RSUs allotment date from the date of the disposal decision		7 years
SAR Plan B [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Exercise price per share			¥ 1
Vesting period			3 years
RSU and SAR [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			¥ 40,639	38,381	35,577
NSU and CSU [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			15,583	7,995	15,936
Tax benefits recognized in earnings for compensation expense			1,054	174	186
NSU [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period	4 years
Total unrecognized compensation cost, based on fair value			¥ 2,455
Weighted-average period for recognizing unrecognized compensation cost (in years)			9 months 18 days
Total fair value of awards vested			¥ 14,570	13,249	7,479
Total grant date fair value	¥ 6,000
CSU [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value			0
Total fair value of awards vested			¥ 1,607	¥ 3,190	¥ 3,179
PSU [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share based compensation arrangement by share based payment award at percentage payout rate		150.00%
Granted awards		541,000
PSU [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Granted awards		811,500